UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6839
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2021

Date of reporting period:  October 31, 2020

Item 1. Report to Stockholders.

Oakhurst Strategic Defined Risk Fund

Institutional Class    OASDX

SEMI-ANNUAL REPORT
October 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.oakhurstfunds.com, when the website becomes operational), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-844-625-4778 or by enrolling at www.oakhurstfunds.com- when the website becomes operational.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-844-625-4778 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary.

OAKHURST STRATEGIC DEFINED RISK FUND

November 25, 2020

Dear Shareholders:

From April 30, 2020 through October 31, 2020, the Oakhurst Strategic Defined Risk Fund (the “Fund” or “OASDX”) had a total return of 5.42%. The S&P 500 (Price) (“S&P”) had a return of 12.28%. The Fund has behaved precisely as expected throughout the COVID-19 crisis and the recovery thereafter. For the full year between October 31, 2019 and October 31, 2020, the Fund posted a 3.16% return vs. 7.65% for the S&P.

The Fund’s Objective: Capital appreciation while attempting to limit short term risk

Analysis

Fund Allocation (As of 10/31/2020):

Since our last letter, the markets have made a full recovery. As of October 31,2020, the S&P was 1.21% for the year, a 46.15% recovery from the bottom in March. Our Fund provided significant protection as the S&P declined significantly throughout this period.  Our thesis for these underlying trades was that significant parts of the recovery would only be realized and apparent when the market had sufficiently recovered.  Overall, we have continued to follow a simple three-pronged plan of attack. First, development and implementation of more aggressive trades including 1.2x and 1.5x trades. Second, active management of existing trades which aims to reduce downside exposures, minimize potential losses, and allow us to free up capital and use it in other trades. Third, various augmentations of defensive trades which we believe will allow us to position the Fund in a more beneficial way as the market rises.

Oakhurst Advisors, LLC  |  1875 Century Park East, Suite 960, Los Angeles, CA 90067

Securities offered through Investment Security Corporation, Member FINRA/SIPC. Oakhurst Advisors, LLC and Investment Security Corporation are separate, unaffiliated entities.

OAKHURST STRATEGIC DEFINED RISK FUND

Going Forward

Uncertain times are ahead. That being said, it always appears as though uncertain times are ahead, probably because they are. Over the next few weeks there is no doubt the world will revolve around COVID-19 vaccine news, the speed and efficiency of the inoculation process around the world, as well as a stimulus package. In January, the markets will undoubtedly focus on the balance of power in the Senate. By our next letter, the new administration’s always important “first 100 days” will have come and gone, tax policy may have changed, foreign policy may be different, trade agreements may be altered, and who knows what else. We believe that there are and will continue to be plenty of reasons to stay protected, and as such, we believe an investment in our Fund is as timely as ever.

Thank you,

Jeff Garden, CFA®
Portfolio Manager, Oakhurst Advisors, LLC

Oakhurst Advisors, LLC  |  1875 Century Park East, Suite 960, Los Angeles, CA 90067

Securities offered through Investment Security Corporation, Member FINRA/SIPC. Oakhurst Advisors, LLC and Investment Security Corporation are separate, unaffiliated entities.

OAKHURST STRATEGIC DEFINED RISK FUND

Past performance is not a guarantee of future results. References to other mutual funds should not be considered an offer of those securities.

Definitions

S&P 500 (Price):
The S&P 500® is widely regarded as the best single gauge of large-cap U.S. equities. There is over USD 9.9 trillion indexed or benchmarked to the index, with indexed assets comprising approximately USD 3.4 trillion of this total. The index includes 500 leading companies and covers approximately 80% of available market capitalization.

Capture Ratio:
Upside/downside capture ratio show you whether a given fund has outperformed--gained more or lost less than–a broad market benchmark during periods of market strength and weakness, and if so, by how much. (Morningstar.com)

The outlook, views, and opinions presented are those of the Adviser as of November 25, 2020. These are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Must be preceded or accompanied by a prospectus

Fund’s investments in other investment companies, including ETFs, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such investment companies and the value of the Fund’s investment will fluctuate in response to the performance of such portfolio. These risks apply to the Fund, as well as the Underlying Funds, which may themselves invest in other investment companies. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower- rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may invest in derivative securities, which derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks. Depending on the characteristics of the particular derivative, it could become illiquid

An index is unmanaged. Investors cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of portfolio holdings, please refer the Schedule of Investments provided in this report.

The Oakhurst Strategic Defined Risk Fund is distributed by Quasar Distributors, LLC and Oakhurst Advisors, LLC is the investment advisor.

Oakhurst Advisors, LLC  |  1875 Century Park East, Suite 960, Los Angeles, CA 90067

Securities offered through Investment Security Corporation, Member FINRA/SIPC. Oakhurst Advisors, LLC and Investment Security Corporation are separate, unaffiliated entities.

OAKHURST STRATEGIC DEFINED RISK FUND

Expense Example (Unaudited)
October 31, 2020

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only, and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

	Annualized Net	Beginning	Ending	Expenses Paid
	Expense Ratio	Account Value	Account Value	During Period(1)
	(10/31/2020)	(5/1/2020)	(10/31/2020)	(5/1/2020 to 10/31/2020)
Oakhurst Strategic Defined Risk Fund
Actual(2)(3)	1.60%	$1,000.00	$1,054.20	$8.28
Hypothetical
(5% annual return before expenses)(3)	1.60%	$1,000.00	$1,017.14	$8.13

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 184/365 to reflect its six-month period.
(2)	Based on the actual returns for the six-month period ended October 31, 2020 of 5.42%.
(3)	Excluding broker interest expense, your actual cost of investing and your hypothetical cost of investing would have been $8.28 and $8.13, respectively.

OAKHURST STRATEGIC DEFINED RISK FUND

Schedule of Investments (Unaudited)
October 31, 2020

		Shares	Value
EXCHANGE TRADED FUNDS – 45.52%
Invesco BulletShares 2021 Corporate Bond ETF		46,830	$997,947
Invesco BulletShares 2022 Corporate Bond ETF		597,177	13,030,402
SPDR S&P 500 ETF Trust (a)		28,800	9,404,352
Total Exchange Traded Funds
(Cost $23,620,888)			23,432,701

		Notional
	Contracts (c)	Amount
PURCHASED OPTIONS – 13.75% (a)(b)

Purchased Call Options – 8.42%
SPDR S&P 500 ETF Trust
Expiration: January 2021, Exercise Price: $297.00	67	$2,187,818	260,596
Expiration: March 2021, Exercise Price: $289.00	40	1,306,160	195,760
Expiration: March 2021, Exercise Price: $295.00	68	2,220,472	301,308
Expiration: March 2021, Exercise Price: $314.00	50	1,632,700	152,950
Expiration: December 2021, Exercise Price: $295.00	68	2,220,472	355,334
Expiration: December 2021, Exercise Price: $303.00	33	1,077,582	154,687
Expiration: December 2021, Exercise Price: $337.00	45	1,469,430	119,048
Expiration: December 2021, Exercise Price: $346.00	171	5,583,834	374,148
Expiration: January 2022, Exercise Price: $315.00	40	1,306,160	160,160
Expiration: December 2022, Exercise Price: $280.00	90	2,938,860	618,030
Expiration: December 2022, Exercise Price: $305.00	60	1,959,240	315,300
Expiration: December 2022, Exercise Price: $325.00	60	1,959,240	245,700
Expiration: December 2022, Exercise Price: $330.00	91	2,971,514	347,984
Expiration: December 2022, Exercise Price: $335.00	73	2,383,742	259,953
Expiration: December 2022, Exercise Price: $350.00	66	2,155,164	187,572
Expiration: December 2022, Exercise Price: $355.00	70	2,285,780	183,540
Expiration: January 2023, Exercise Price: $350.00	35	1,142,890	104,353
			4,336,423

The accompanying notes are an integral part of these financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2020

		Notional
	Contracts (c)	Amount	Value
Purchased Put Options – 5.33%
SPDR S&P 500 ETF Trust
Expiration: December 2020, Exercise Price: $296.00	39	$1,273,506	$26,539
Expiration: January 2021, Exercise Price: $298.00	20	653,080	19,460
Expiration: September 2021, Exercise Price: $315.00	44	1,436,776	122,738
Expiration: December 2021, Exercise Price: $321.00	30	979,620	100,695
Expiration: January 2022, Exercise Price: $330.00	140	4,571,560	538,230
Expiration: March 2022, Exercise Price: $305.00	45	1,469,430	136,215
Expiration: December 2022, Exercise Price: $175.00	220	7,183,880	145,200
Expiration: December 2022, Exercise Price: $215.00	630	20,572,020	785,610
Expiration: December 2022, Exercise Price: $265.00	75	2,449,050	181,500
Expiration: December 2022, Exercise Price: $285.00	50	1,632,700	152,150
Expiration: December 2022, Exercise Price: $320.00	55	1,795,970	241,477
Expiration: January 2023, Exercise Price: $220.00	105	3,428,670	139,493
Expiration: January 2023, Exercise Price: $320.00	35	1,142,890	156,695
			2,746,002
Total Purchased Options
(Cost $6,483,922)			7,082,425

U.S. GOVERNMENT NOTES/BONDS – 40.27%		Principal Amount
United States Treasury Notes/Bonds
1.13%, 2/28/2021		$1,156,000	1,159,831
2.38%, 3/15/2021 (d)		4,732,000	4,771,363
2.63%, 12/15/2021 (d)		11,218,000	11,530,001
1.63%, 12/15/2022		1,950,000	2,010,823
1.50%, 1/15/2023		1,225,000	1,261,104
Total U.S. Government Notes/Bonds
(Cost $20,557,502)			20,733,122

SHORT-TERM INVESTMENTS – 8.1%		Shares

Money Market Funds – 5.50% (d)(e)
Fidelity Institutional Money Market
Government Portfolio, Class I, 0.10%		2,830,589	2,830,589
			2,830,589

The accompanying notes are an integral part of these financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2020

	Principal Amount	Value
U.S. Treasury Bills – 2.51% (f)
United States Treasury Bills
1.47%, 12/31/2020	$1,290,000	$1,289,826
		1,289,826
Total Short-Term Investments
(Cost $4,117,479)		4,120,415
Total Investments
(Cost $54,779,791) – 107.55%		55,368,663
Other Liabilities in Excess of Assets – (7.55)%		(3,886,848)
Net Assets – 100.00%		$51,481,815

ETF – Exchange Traded Fund
(a)	Held in connection with a written option contract. See the Schedule of Written Options for further information.
(b)	Non-income producing security.
(c)	100 Shares per contract.
(d)	All or a portion of this security has been committed as collateral for open written option contracts. The total value of assets committed as collateral as of October 31, 2020 is $6,208,966.
(e)	The rate quoted is the annualized seven-day effective yield as of October 31, 2020.
(f)	The rate shown is yield to maturity.

The accompanying notes are an integral part of these financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Schedule of Written Options (Unaudited)
October 31, 2020

		Notional
	Contracts (a)	Amount	Value
WRITTEN OPTIONS

Written Call Options
SPDR S&P 500 ETF Trust
Expiration: December 2020, Exercise Price: $338.00	(39)	$(1,273,506)	$(35,782)
Expiration: January 2021, Exercise Price: $325.00	(67)	(2,187,818)	(127,065)
Expiration: January 2021, Exercise Price: $348.00	(20)	(653,080)	(13,670)
Expiration: March 2021, Exercise Price: $335.00	(68)	(2,220,472)	(118,660)
Expiration: March 2021, Exercise Price: $342.00	(50)	(1,632,700)	(68,775)
Expiration: March 2021, Exercise Price: $343.00	(40)	(1,306,160)	(53,000)
Expiration: September 2021, Exercise Price: $380.00	(44)	(1,436,776)	(28,490)
Expiration: December 2021, Exercise Price: $378.00	(45)	(1,469,430)	(42,412)
Expiration: December 2021, Exercise Price: $385.00	(33)	(1,077,582)	(25,130)
Expiration: December 2021, Exercise Price: $390.00	(171)	(5,583,834)	(112,518)
Expiration: January 2022, Exercise Price: $400.00	(140)	(4,571,560)	(79,310)
Expiration: March 2022, Exercise Price: $415.00	(45)	(1,469,430)	(19,868)
			(724,680)
Written Put Options
SPDR S&P 500 ETF Trust
Expiration: December 2020, Exercise Price: $225.00	(39)	(1,273,506)	(3,802)
Expiration: January 2021, Exercise Price: $220.00	(67)	(2,187,818)	(10,619)
Expiration: January 2021, Exercise Price: $248.00	(20)	(653,080)	(5,820)
Expiration: March 2021, Exercise Price: $220.00	(68)	(2,220,472)	(21,148)
Expiration: March 2021, Exercise Price: $245.00	(40)	(1,306,160)	(20,560)
Expiration: March 2021, Exercise Price: $255.00	(50)	(1,632,700)	(31,375)
Expiration: September 2021, Exercise Price: $255.00	(44)	(1,436,776)	(51,238)
Expiration: December 2021, Exercise Price: $250.00	(68)	(2,220,472)	(86,360)
Expiration: December 2021, Exercise Price: $255.00	(33)	(1,077,582)	(45,441)
Expiration: December 2021, Exercise Price: $290.00	(30)	(979,620)	(68,115)
Expiration: December 2021, Exercise Price: $291.00	(171)	(5,583,834)	(391,932)
Expiration: December 2021, Exercise Price: $337.00	(30)	(979,620)	(121,845)
Expiration: January 2022, Exercise Price: $275.00	(180)	(5,877,720)	(346,320)
Expiration: March 2022, Exercise Price: $255.00	(45)	(1,469,430)	(70,875)
Expiration: December 2022, Exercise Price: $210.00	(275)	(8,979,850)	(309,788)
Expiration: December 2022, Exercise Price: $230.00	(775)	(25,306,850)	(1,207,838)
Expiration: December 2022, Exercise Price: $250.00	(50)	(1,632,700)	(100,850)
Expiration: December 2022, Exercise Price: $255.00	(73)	(2,383,742)	(156,987)
Expiration: December 2022, Exercise Price: $260.00	(91)	(2,971,514)	(207,935)
Expiration: December 2022, Exercise Price: $270.00	(60)	(1,959,240)	(154,230)

The accompanying notes are an integral part of these financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Schedule of Written Options (Unaudited) – Continued
October 31, 2020

		Notional
	Contracts (a)	Amount	Value
SPDR S&P 500 ETF Trust – Continued
Expiration: December 2022, Exercise Price: $280.00	(75)	$(2,449,050)	$(215,775)
Expiration: December 2022, Exercise Price: $305.00	(50)	(1,632,700)	(188,525)
Expiration: December 2022, Exercise Price: $350.00	(55)	(1,795,970)	(322,355)
Expiration: January 2023, Exercise Price: $245.00	(140)	(4,571,560)	(272,090)
Expiration: January 2023, Exercise Price: $350.00	(35)	(1,142,890)	(207,778)
			(4,619,601)
Total Written Options
(Premiums received $5,052,209)			$(5,344,281)

ETF – Exchange Traded Fund
(a) 100 shares per contract.

The accompanying notes are an integral part of these financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2020

ASSETS:
Investments, at value (Cost $54,779,791)	$55,368,663
Deposits at brokers for written option contracts	651,978
Receivable for capital shares sold	616,965
Interest receivable	146,183
Restricted cash	109,426
Prepaid expenses and other receivables	19,449
Total assets	56,912,664

LIABILITIES:
Written option contracts, at value (Premiums received $5,052,209)	5,344,281
Payable to Adviser	38,568
Payable for administration and fund accounting fees	15,332
Payable for audit fees	9,325
Payable for transfer agent fees	6,438
Payable for shareholder servicing fees - Institutional Class	4,512
Payable for legal fees	3,531
Payable for compliance fees	2,396
Payable for trustees’ fees	481
Payable for custodian fees	847
Accrued expenses and other liabilities	5,138
Total liabilities	5,430,849

NET ASSETS	$51,481,815

NET ASSETS CONSIST OF:
Paid-in capital	$51,434,485
Total distributable earnings	47,330
Total net assets	$51,481,815

Institutional
Class Shares
Net assets	$51,481,815
Shares issued and outstanding(1)	4,994,705
Net asset value and offering price per share	$10.31

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2020

INVESTMENT INCOME:
Interest income	$135,645
Dividend income	134,278
Total investment income	269,923

EXPENSES:
Investment advisory fees (See Note 3)	188,470
Administration and fund accounting fees (See Note 3)	52,967
Transfer agent fees (See Note 3)	18,857
Shareholder servicing fees – Institutional Class (See Note 5)	18,847
Legal fees	15,237
Federal and state registration fees	14,207
Audit fees	9,325
Compliance fees (See Note 3)	6,922
Trustees’ fees (See Note 3)	5,477
Reports to shareholders	3,612
Custodian fees (See Note 3)	2,532
Broker interest expense	551
Other	1,376
Total expenses before reimbursement	338,380
Less: Expense reimbursement by Adviser (See Note 3)	(36,278)
Net expenses	302,102
NET INVESTMENT LOSS	(32,179)

REALIZED AND CHANGE IN UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments	78,366
Written option contracts expired or closed	38,897
Net realized gain	117,263
Net change in unrealized appreciation on:
Investments	702,558
Written option contracts	379,511
Net change in unrealized appreciation	1,082,069
Net realized and change in unrealized gain on investments	1,199,332
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,167,153

The accompanying notes are an integral part of these financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2020	Year Ended
	(Unaudited)	April 30, 2020
OPERATIONS:
Net investment income (loss)	$(32,179)	$14,912
Net realized gain (loss) on investments
and written option contracts expired or closed	117,263	(334,554)
Net change in unrealized appreciation (depreciation)
on investments and written option contracts	1,082,069	(589,445)
Net increase (decrease) in net assets resulting from operations	1,167,153	(909,087)

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class (See Note 4)	—	(732,410)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(1)	19,439,328	11,580,013

NET INCREASE IN NET ASSETS	20,606,481	9,938,516

NET ASSETS:
Beginning of period	30,875,334	20,936,818
End of period	$51,481,815	$30,875,334

(1)	A summary of capital share transactions is as follows:

	For the Six Months Ended
	October 31, 2020		For the Year Ended
	(Unaudited)		April 30, 2020
SHARE TRANSACTIONS:	Shares	Dollar Amount	Shares	Dollar Amount
Issued	1,841,639	$19,480,194	1,096,467	$11,378,635
Issued to holders in
reinvestment of dividends	—	—	71,735	732,410
Redeemed	(4,105)	(40,866)	(55,491)	(531,032)
Net increase in shares outstanding	1,837,534	$19,439,328	1,112,711	$11,580,013

The accompanying notes are an integral part of these financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Financial Highlights

	For the
	Six Months				For the Period
	Ended	For the		For the	Inception
	October 31,	Year Ended		Year Ended	through
	2020	April 30,		April 30,	April 30,
	(Unaudited)	2020		2019	2018(1)
Institutional Class

PER SHARE DATA:(2)
Net asset value, beginning of period	$9.78	$10.24		$10.34	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)(3)(4)	(0.01)	0.01		(0.06)	0.02
Net realized and unrealized gains (losses) on investments(5)	0.54	(0.23)		0.13	0.41
Total from investment operations	0.53	(0.22)		0.07	0.43

LESS DISTRIBUTIONS:
From net investment income	—	—		—	(0.06)
From net realized gains	—	(0.24)		(0.17)	(0.03)
Total distributions	—	(0.24)		(0.17)	(0.09)
Net asset value, end of period	$10.31	$9.78		$10.24	$10.34

TOTAL RETURN(6)	5.42%	-2.24%		0.77%	4.35%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$51,482	$30,875		$20,937	$21,011
Ratio of gross expenses to average net assets:
Before expense reimbursement(7)(8)	1.80%	2.12%		2.30%	2.26%
After expense reimbursement(7)(8)	1.60%	1.66%		1.60%	1.59%
Ratio of broker interest expense to average net assets(7)	—%	0.06%		—%	—%
Ratio of operating expenses to average net
assets excluding broker interest expense
(after expense reimbursement)(7)(8)	1.60%	1.60%		1.60%	1.59%
Ratio of net investment income (loss)
to average net assets(8)	(0.17)%	0.06%		(0.63)%	0.23%
Portfolio turnover rate(6)(9)	13%	214	%(10)	3%	1%

(1)	Inception date of the Institutional Class is May 10, 2017.
(2)	For an Institutional Class share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(5)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(6)	Not annualized for periods less than one year.
(7)	Annualized for periods less than one year.
(8)
These ratios exclude the impact of expenses of the underlying funds as represented in the Schedule of Investments.  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(9)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and short-term options).  The denominator includes the average fair value of long positions throughout each period.

(10)	The increase in portfolio turnover relates to a strategy change that was effective on May 20, 2019.

The accompanying notes are an integral part of these financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited)
October 31, 2020

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Oakhurst Strategic Defined Risk Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The primary investment objective of the Fund is to seek capital appreciation while seeking to limit short-term risk. The Fund commenced operations on May 10, 2017. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

The Fund offers two share classes, Institutional Class and Advisor Class. Institutional Class shares have no front end sales load, no deferred sales charge, and no redemption fee. Advisor Class shares have a front end sales load of 5.75%, a deferred sales charge of 1.00%, and no redemption fee. Advisor Class shares are subject to a 0.25% distribution fee and a shareholder servicing fee of up to 0.10% of average daily net assets. As of October 31, 2020, Advisor Class shares are not available. Institutional Class shares are not subject to a distribution fee, and are subject to a shareholder servicing fee of up to 0.10% of average daily net assets.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.

Effective May 20, 2019, the Fund changed its principal investment strategy. Under this new strategy, the Fund invests in a portfolio of equity securities of companies that are representative of the S&P 500 Index (the “Index”) or ETFs that are designed to replicate the performance of the Index or whose holdings are representative of the Index. The Fund will simultaneously use options on ETFs in which the Fund may invest and will invest in U.S. Treasury securities to enhance the Fund’s potential returns during up markets while seeking to limit losses during down markets. The performance of the Fund is not intended to match the performance of the Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2020

trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds) are typically valued at their reported net asset value (“NAV”) per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quote bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask prices across the exchanges where the options are principally traded. If the composite mean price is not available, last sale or settlement price may be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2020

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of October 31, 2020:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$23,432,701	$—	$—	$23,432,701
Purchased Options	—	7,082,425	—	7,082,425
U.S. Government Notes/Bonds	—	20,733,122	—	20,733,122
Short-Term Investments	2,830,589	1,289,826	—	4,120,415
Total	$26,263,290	$29,105,373	$—	$55,368,663
Liabilities
Written Options	$—	$(5,344,281)	$—	$(5,344,281)
Total	$—	$(5,344,281)	$—	$(5,344,281)

As of October 31, 2020, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

B.  Transactions with Brokers – The Fund’s written options contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits by the Fund are presented as deposits at broker on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the assets or liabilities reflected on the Statement of Assets and Liabilities.

C. Written Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund will write call or put options. Under normal circumstances, the Fund will write or purchase options on ETFs that are designed to replicate the performance of the Index or whose holdings are representative of the Index. The use of options may give rise to leverage. Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the Fund to lose more than the principal amount invested. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 M. for further derivative disclosures and Note 2 J. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2020

to such an option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

D.  Purchased Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund will purchase call or put options. In connection with the Fund’s written option contracts, the Fund will simultaneously use options on ETFs. When the Fund purchases an option contract, an amount equal to the premiums paid is included in the Statement of Assets and Liabilities as Investments at value, and is subsequently priced daily to reflect the value of the purchased option contract. Refer to Note 2 A. for a pricing description. Refer to Note 2 M. for further derivative disclosures and Note 2 J. for further counterparty risk disclosure. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Fund. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

E.  Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

F. Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

G.  Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

H.  Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Advisor Class shares (See Note 5). Shareholder servicing fees are expensed at an annual rate of up to 0.10% of average daily net assets of each class of shares (See Note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

I.  Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2020

J.  Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. All of the Fund’s written and purchased options are held with one counterparty. Written and purchased option contracts sold on an exchange have minimal counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

K.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

L.  Statement of Cash Flows – Pursuant to the Cash Flows topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and have elected not to provide a statement of cash flows.

M.  Derivatives – The Fund may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses. Refer to Note 8 for further derivative disclosure.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the six months ended October 31, 2020, the Fund’s monthly average quantity and notional value are described below:

	Average	Average
	Quantity	Notional Value
Purchased Option Contracts	1,480	$48,384,864
Written Option Contracts	1,899	$62,063,817

Statement of Assets and Liabilities

Fair values of derivative instruments as of October 31, 2020:

	Statement of Assets and	Fair Value
	Liabilities Location	Assets	Liabilities
Purchased Option Contracts:	Investments,
Equity	at value	$7,082,425	$—
Written Option Contracts:	Written option contracts,
Equity	at value	—	5,344,281
Total fair values of derivative instruments		$7,082,425	$5,344,281

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2020

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2020:

	Net Realized Gain (Loss) on Derivatives
	Purchased Option	Written Option
Derivatives	Contracts*	Contracts	Total
Equity Contracts	$(12,008)	$38,897	$26,889
Total	$(12,008)	$38,897	$26,889

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Purchased Option	Written Option
Derivatives	Contracts**	Contracts	Total
Equity Contracts	$909,025	$379,511	$1,288,536
Total	$909,025	$379,511	$1,288,536

*	The amounts disclosed are included in the realized gain (loss) on investments.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with Oakhurst Advisors, LLC (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.00% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding any front-end or contingent deferred loads, Rule 12b-1 fees – Advisor Class (See Note 5), shareholder servicing plan fees (See Note 5), taxes, leverage/borrowing interest (including interest incurred in connection with bank and custody overdrafts), interest expense, dividends paid on short sales, brokerage and other transaction expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses, including but not limited to litigation expenses and judgements and indemnification expenses) do not exceed 1.50% of each class’ average daily net asset value. As of October 31, 2020, Advisor Class shares are not available. The Adviser may request recoupment of previously waived fees and reimbursed Fund expenses from the Fund for three years from the date they were waived or reimbursed, provided that, after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment. The Operating Expenses Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Trust’s Board or the Adviser. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
November 30, 2020 – April 30, 2021	$56,134
May 31, 2021 – April 30, 2022	144,414
May 31, 2022 – April 30, 2023	112,979
May 31, 2023 – April 30, 2024	36,278

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2020

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended October 31, 2020 are disclosed in the Statement of Operations.

The same Trustee as disclosed above remains an affiliate with Fund Services and the Custodian.

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the year ended April 30, 2020, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax period since the commencement of operations.

At April 30, 2020, the components of accumulated earnings (losses) on a tax basis were as follows:

Tax cost of investments	$32,219,454
Unrealized appreciation	$555,604
Unrealized depreciation	(1,340,873)
Net unrealized depreciation	(785,269)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Distributable earnings	—
Other accumulated loss	(334,554)
Total accumulated deficit	$(1,119,823)

As of April 30, 2020, the Fund had a long-term capital loss carryover of $194,557, which will be permitted to be carried over an unlimited period. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the taxable year ended April 30, 2020, the Fund does not plan to defer any qualified late year losses.

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2020

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

For the year ended April 30, 2020, the following table shows the reclassifications made related to permanent tax adjustments due to net operating losses:

Accumulated
Deficit	Paid-in Capital
$44,384	$(44,384)

The tax character of distributions paid for the periods ended October 31, 2020 and April 30, 2020 were as follows:

Total
	Ordinary	Long-Term	Distributions
	Income*	Capital Gain	Paid
10/31/2020	$—	$—	$—
4/30/2020	—	732,410	732,410

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for the Advisor Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% average daily net assets of the Advisor Class. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent reimbursement for distribution and service activities. As of October 31, 2020, Advisor Class shares are not available.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets in the Institutional Class and the Advisor Class. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. As of October 31, 2020, Advisor Class shares are not available. During the six months ended October 31, 2020, the Fund incurred expenses of $18,847 pursuant to the Agreement.

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2020

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the six months ended October 31, 2020, were as follows:

	Purchases	Sales
U.S. Government	$7,214,456	$2,162,332
Other	$23,932,996	$1,828,959

7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2020, National Financial Services, for the benefit of its customers, owned 98.55% of the outstanding shares of the Fund.

8.  OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. Interactive Brokers is the prime broker for exchange traded derivatives. Refer to Note 2 M. for further derivative disclosure.

		Gross	Net Amounts	Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross	Amounts	Presented
	Amounts of	Offset in the	in the
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged*	Amount
Liabilities:
Description
Written Option Contracts	$5,344,281	$—	$5,344,281	$—	$5,344,281	$—
	$5,344,281	$—	$5,344,281	$—	$5,344,281	$—

*	In some instances, the actual collateral pledged/received may be more than the amount shown.

9.  COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2020

10.  SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Fund’s financial statements and notes to the financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Additional Information (Unaudited)
October 31, 2020

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT (beginning with filings after March 31, 2020), which is available on the SEC’s website at www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-844-625-4778.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-844-625-4778. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-844-625-4778, or on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended April 30, 2020, certain dividends paid by the Fund may be reported as qualified dividend income (QDI) and may be eligible for taxation at capital gains rates. The percentage of dividends declared from ordinary income designated as QDI was 0.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period April 30, 2020 was 0.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 0.00%.

OAKHURST STRATEGIC DEFINED RISK FUND

Board Consideration of Investment Advisory Agreement (Unaudited)
October 31, 2020

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory agreements.

At an in-person meeting held on July 23, 2020 (the “Meeting”), the Board, including the Independent Trustees, considered and approved the continuance of the advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Oakhurst Strategic Defined Risk Fund (the “Fund”), and Oakhurst Advisors, LLC (“Oakhurst”), for an additional one-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in reviewing and approving Oakhurst to continue serving as the Fund’s investment adviser for another year.

In connection with the annual review process and in advance of the Meeting, Oakhurst provided information to the Board in response to requests submitted to it by U.S. Bank Global Fund Services (“Fund Services”), the Fund’s administrator, on behalf of the Board, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by Oakhurst included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by Oakhurst, including Oakhurst’s portfolio managers and other personnel, and the investment practices and techniques used by Oakhurst in managing the Fund; (ii) the historical investment performance of the Fund; (iii) the management fees payable by the Fund to Oakhurst and the Fund’s overall fees and operating expenses compared with those of a peer group of mutual funds; (iv) Oakhurst’s profitability and economies of scale; and (v) other ancillary or “fall-out” benefits Oakhurst and/or its affiliates may receive based on their relationships with the Fund. In addition to the Meeting, the Board met virtually on July 8, 2020, with Fund Services to discuss the materials that had been furnished by Oakhurst in response to the information requests. The Board met periodically over the course of the year. At these meetings, representatives of Oakhurst furnished quarterly reports and other information to the Board regarding the performance of the Fund, the services provided to the Fund by Oakhurst, and compliance and operational related to the Fund and Oakhurst.

In considering and approving the Advisory Agreement for another year, the Board considered the information it deemed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through previous interactions with Oakhurst. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from management and the Interested Trustee. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, Extent and Quality of Services Provided to the Fund

The Board considered the nature, extent and quality of services provided to the Fund by Oakhurst under the Advisory Agreement. This information included, among other things, the qualifications, background, tenure and responsibilities of the portfolio managers who are primarily responsible for the day-to-day portfolio management of the Fund. It also included information about Oakhurst’s investment process and portfolio strategy for the Fund, the approach to security selection and the overall positioning of the Fund’s portfolio. The Board noted that Oakhurst had been managing the Fund’s portfolio since its inception.

OAKHURST STRATEGIC DEFINED RISK FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
October 31, 2020

The Board evaluated the ability of Oakhurst, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals. The Board further considered Oakhurst’s compliance program and its compliance record since the inception of the Fund, noting no material deficiencies.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, that Oakhurst is capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Advisory Agreement.

Investment Performance

The Board considered the Fund’s investment performance information as of June 30, 2020, as compared to its benchmark index, the S&P 500 Index, noting the Fund underperformed the index for both the one-year and since inception periods ended June 30, 2020. The Board further noted that the Fund recently made material changes to its principal investment strategies and that the performance for a portion of the since-inception period represented that of the Fund’s prior investments strategy.

Additionally, the Board considered the Fund’s investment performance for the year-to-date and one-year periods ended April 30, 2020, as compared to a peer group derived from funds in the Morningstar, Inc. (“Morningstar”) US Fund Multialternative category and noted that the Fund’s Institutional Class shares outperformed the Morningstar peer group average and median for both year-to-date and one-year periods ended April 30, 2020.

The Board noted the Fund’s limited operating history and recent strategy change prevented consideration of performance over the longer term. The Board further noted it would continue to review the Fund’s performance on an on-going basis and in connection with future reviews of the Advisory Agreement.

Fees and Expenses

The Board reviewed and considered the contractual investment management fee rate payable by the Fund to Oakhurst for investment management services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of the Fund with those of other funds in an expense group (the “Expense Group”) that was derived from information provided by Morningstar based on screening criteria applied by Fund Services in consultation with Oakhurst. The Board noted that the Management Fee Rate was lower than to the peer median and peer average for the Expense Group.

The Board received and evaluated information about the nature and extent of responsibilities and duties assumed by Oakhurst. The Board noted Oakhurst reported that it does not serve as an investment adviser or sub-adviser to mutual funds other than the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Management Fee Rate was reasonable in light of the services expected to be covered, and those currently being covered, by the Advisory Agreement.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including contractual and/or estimated management fees, administrative fees, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board recognized that Oakhurst had entered into an expense limitation agreement (the “Expense

OAKHURST STRATEGIC DEFINED RISK FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
October 31, 2020

Limitation Agreement”) to limit the total annual fund operating expenses of each class of the Fund (excluding Rule 12b-1 fees, shareholder servicing fees, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.50% of the Fund’s average daily net assets. The Board considered the net operating expense ratios in comparison to the average and median ratios of the Expense Group. The Board received a description of the methodology and screening criteria used by Fund Services to select the mutual funds and share classes in the Expense Group. The Board noted the Fund’s net expense ratio for its Institutional Class shares was higher than the average ratio and median ratio of the Expense Group.

Based on its consideration of the factors and information it deemed relevant, including the distinguishing features of the Fund as described above, the Board concluded that the expense structure of the Fund supported the continuation of the Advisory Agreement.

Profitability and Economies of Scale

The Board requested and received a report on Oakhurst’s revenue and expenses resulting from services provided to the Fund pursuant to the Advisory Agreement for the twelve months ended March 31, 2020. The Board noted that Oakhurst has subsidized the Fund’s operations since inception, but has not yet recouped those subsidies. The Board further observed that Oakhurst’s profit from sponsoring the Fund had not been, and currently was not, excessive.

With respect to economies of scale, the Board reviewed the Fund’s operating history and noted that the Fund had experienced growth since it commenced operations. The Board then considered whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow. The Board was advised that the Expense Limitation Agreement limits costs to shareholders and provides a means of sharing potential economies of scale with the Fund. The Board noted that it would have an opportunity to consider economies of scale in the context of future contract renewals as Oakhurst continues to expand its operations and the Fund grows.

Ancillary Benefits Derived from the Relationship with the Fund

The Board received and considered information regarding ancillary or “fall-out” benefits to Oakhurst as a result of its relationship with the Fund. Ancillary benefits could include benefits potentially derived from an increase in Oakhurst’s business as a result of its relationship with the Fund (such as the ability to market to shareholders other potential financial products and services offered by Oakhurst, or to operate other products and services that follow investment strategies similar to those of the Fund). Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Oakhurst were unreasonable.

Conclusions

In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the Advisory Agreement for an additional one-year term.

OAKHURST STRATEGIC DEFINED RISK FUND

Statement Regarding the Fund’s Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, Series Portfolios Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Trust Program”). As required under the Trust Program, Oakhurst Advisors, LLC (the “Adviser”), the investment adviser to the Oakhurst Strategic Defined Risk Fund (the “Fund”), a series of the Trust, has adopted and implemented a liquidity risk management program tailored specifically to the Fund (the “Adviser Program”). The Adviser Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Board of Trustees (the “Board”) of the Trust has approved the Adviser as the administrator for the Adviser Program (the “Program Administrator”). The Program Administrator has further delegated administration of the Adviser Program to its Liquidity Risk Management Committee. The Program Administrator is required to provide a written annual report to the Board and the Trust’s chief compliance officer regarding the adequacy and effectiveness of the Adviser Program, including the operation of the Fund’s highly liquid investment minimum, if applicable, and any material changes to the Adviser Program.

On October 22, 2020, the Board reviewed the Program Administrator’s written annual report for the period June 1, 2019 through June 30, 2020 (the “Report”). The Report provided an assessment of the Fund’s liquidity risk: the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Adviser Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The Program Administrator has retained ICE Data Services, Inc., a third-party vendor, to provide portfolio investment classification services, and the Report noted that the Fund primarily held investments that were classified as highly liquid during the review period. The Report noted that the Fund’s portfolio is expected to continue to primarily hold highly liquid investments and the determination that the Fund be designated as a “primarily highly liquid fund” (as defined in Rule 22e-4) remains appropriate and the Fund can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum for the Fund and to adopt policies and procedures for responding to a highly liquid investment minimum shortfall. The Report noted that there were no breaches of the Fund’s restriction on holding illiquid investments exceeding 15% of its net assets during the review period. The Report confirmed that the Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Adviser Program during the review period.

The Program Administrator determined that the Fund is reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the Adviser Program was adequately designed and effectively implemented during the review period.

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INVESTMENT ADVISER
Oakhurst Advisors, LLC
1875 Century Park East, Suite 960
Los Angeles, CA 90067

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Goodwin Procter LLP
1900 N Street, NW
Washington, DC 20001

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-844-625-4778.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Series Portfolios Trust

By (Signature and Title)*     /s/ Ryan Roell
Ryan Roell, President

Date     12/23/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Ryan Roell
Ryan Roell, President

Date     12/23/2020

By (Signature and Title)*     /s/ Cullen Small
Cullen Small, Treasurer

Date     12/23/2020